PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

Property and equipment are summarized as follows:

	September 30, 2017	June 30, 2017
Office furniture and fixtures	$59,131	$58,064
Office equipment	45,754	40,248
Subtotal	104,885	98,312
Less: Accumulated depreciation	46,429	39,026
Total	$58,456	$59,286

Property and equipment are summarized as follows:

	June 30, 2017	June 30, 2016
Office furniture and fixtures	$58,064	$59,191
Office equipment	40,248	33,270
Leasehold improvements	—	39,591
Subtotal	98,312	132,052
Less: Accumulated depreciation	39,026	29,551
Total	$59,286	$102,501